UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


				Form 13F-HR


			FORM 13F-HR COVER PAGE



Report for the Calendar Year or Quarter Ended:   June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
     [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Doliver Capital Advisors
Address:	6363 Woodway, Suite 963
		Houston, TX  77057

Form 13F-HR File Number: 28-05031

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Ralph D. McBride
Title: 		President
Phone: 		713-917-0022

Signature, Place, and Date of Signing:

/s/ Ralph D. McBride 	 	Houston, Texas	  	August 13, 2010
-------------------------	------------------	---------------------
    [Signature]		 	[City, State]		[Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    NONE








FORM 13F-HR SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F-HR Information Table Entry Total:		39

Form 13F-HR Information Table Value Total: 		150,018
						 	(thousands)

List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F-HR file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]






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                               TITLE OF                          SH OR        VALUE    INVESTMENT      OTHER      VOTING
NAME OF ISSUER                 CLASS        	CUSIP          PRIN AMT      (X$1000)  DISCRETION    MANAGERS    AUTHORITY


ADAMS EXPRESS CO		COM		006212104	515,550		4,655	SOLE		NONE	     0
BLACKROCK INCOME TR INC		COM		09247F100	356,167		2,408	SOLE		NONE	     0
BLACKROCK STRAT DIVD ACHIEVE	COM		09249Y107	266,509		2,321	SOLE		NONE	     0
BLUE CHIP VALUE FD INC		COM		095333100	123,000		  349	SOLE		NONE	     0
BOULDER GROWTH & INCOME FD I	COM		101507101     3,642,925	       20,145	SOLE		NONE	     0
BOULDER TOTAL RETURN FD INC	COM		101541100	174,818		2,357	SOLE		NONE	     0
CALAMOS GBL DYN INCOME FUND	COM		12811L107	338,417		2,291	SOLE		NONE	     0
CALAMOS STRATEGIC TOTL RETN	COM SH BEN INT	128125101	537,027		4,135	SOLE		NONE	     0
CENTRAL EUROPE & RUSSIA FD	COM		153436100	  6,625		  209	SOLE		NONE	     0
CHINA FD INC			COM		169373107	135,443		3,542	SOLE		NONE	     0
CLOUGH GLOBAL OPPORTUNITIES	SH BEN INT	18914E106	 12,653		  144	SOLE		NONE	     0
COHEN & STEERS INFRASTRUCTUR	COM		19248A109	402,237		5,088	SOLE		NONE	     0
CORNERSTONE PROGRESSIVE RTN	COM		21925C101     2,814,967	       19,085	SOLE		NONE	     0
EVERGREEN MULTI SECT INC FUN	COM SHS		30024Y104	 10,440		  153	SOLE		NONE	     0
FORT DEARBORN INCOME SECS IN	COM		347200107	320,546		4,859	SOLE		NONE	     0
GABELLI DIVD & INCOME TR	COM		36242H104	417,629		5,012	SOLE		NONE	     0
GABELLI GLOBAL DEAL FD		COM SBI		36245G103	 16,000		  211	SOLE		NONE	     0
GENERAL AMERN INVS INC		COM		368802104	160,029		3,425	SOLE		NONE	     0
GREATER CHINA FD INC		COM		39167B102	278,260		3,019	SOLE		NONE	     0
JOHN HANCOCK BK &THRIFT OPP	SH BEN INT NEW	409735206	333,903		4,788	SOLE		NONE	     0
KOREA FD			COM NEW		500634209	  6,000		  208	SOLE		NONE	     0
LIBERTY ALL STAR EQUITY FD	SH BEN INT	530158104	771,766		3,072	SOLE		NONE	     0
LMP CAP & INCOME FD INC		COM		50208A102	392,494		3,764	SOLE		NONE	     0
MACQUARIE GLBL INFRA TOTL RE	COM		55608D101	406,131		5,341	SOLE		NONE	     0
MORGAN STANLEY ASIA  PAC FD I	COM		61744U106	267,111		3,627	SOLE		NONE	     0
NFJ DIVID  INT & PREM  STRTGY	COM SHS		65337H109	397,322		5,487	SOLE		NONE	     0
NUVEEN MULT CURR ST GV INCM	COM		67090N109	233,384		3,144	SOLE		NONE	     0
PETROLEUM & RES CORP		COM		716549100	129,305		2,582	SOLE		NONE	     0
RIVUS  BOND FUND		COM		769667106	 13,697		  240	SOLE		NONE	     0
ROYCE MICRO-CAP TR INC		COM		780915104	395,781		2,905	SOLE		NONE	     0
ROYCE VALUE TR INC		COM		780910105	506,350		5,352	SOLE		NONE	     0
SOURCE CAP INC			COM		836144105	 14,671		  616	SOLE		NONE	     0
TAIWAN FD INC			COM		874036106	342,481		4,504	SOLE		NONE	     0
TEMPLETON DRAGON FD INC		COM		88018T101	223,332		5,494	SOLE		NONE	     0
THAI FD INC			COM		882904105	 14,580		  137	SOLE		NONE	     0
TRI CONTL CORP			COM		895436103	453,429		4,929	SOLE		NONE	     0
WESTERN ASSET EMRG MKT DEBT	COM		95766A101	324,881		5,630	SOLE		NONE	     0
WESTERN ASSET EMRG MKT INCM	COM		95766E103	282,177		3,451	SOLE		NONE	     0
WESTERN ASSET GBL HI INCOME	COM		95766B109	118,685		1,339	SOLE		NONE	     0


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